Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2013	2014
	$	$
Leasehold improvements	29,942,721	33,760,211
Buildings	21,787,018	18,348,855
Furniture, fixtures and equipment	26,076,914	30,424,438
Motor vehicles	7,072,583	7,427,714

Total	84,879,236	89,961,218
Accumulated depreciation	(34,802,311)	(40,851,751)

Property and equipment, net	50,076,925	49,109,467

Depreciation expense was $8,684,626, $8,206,163 and $8,659,092 for the years ended December 31, 2012, 2013 and 2014, respectively.